Long-Term Debt, net (Details Narrative)	2 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended		8 Months Ended			11 Months Ended				12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2024 USD ($)	Feb. 23, 2024	May 10, 2023 USD ($)	May 10, 2021 USD ($)	May 30, 2024 USD ($)	May 23, 2024 USD ($)	Jun. 27, 2024 USD ($)	Aug. 10, 2023 USD ($)	Aug. 10, 2022 USD ($)	Aug. 16, 2024 USD ($)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Dec. 04, 2025 USD ($)	Dec. 02, 2025	Nov. 28, 2025 USD ($)	Dec. 02, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 23, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities																		$ 1,400,000	$ 76,000,000		$ 25,000,000
Gains (losses) on change in fair value of derivatives																		27,000	467,000		388,000
Prepayments of borrowing																		$ 1,879,000	$ 2,567,000		$ 10,505,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Interest rate																		6.54%	7.70%		8.19%
Sun Globe [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing				$ 3,674,000
Vessel Delivery Date																		Jun. 05, 2023
Sky Globe I [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing													$ 3,276,000
Vessel Delivery Date																		Sep. 07, 2023
Star Globe I [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing												$ 3,555,000
Vessel Delivery Date																		Sep. 13, 2023
Moon Globe I [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing								$ 2,567,000
Vessel Delivery Date																		Jul. 08, 2024
River Globe I [Member]
Disclosure of detailed information about borrowings [line items]
Prepayments of borrowing	$ 1,879,000
Vessel Delivery Date																		Mar. 17, 2025
CIT Loan Facility [member]
Disclosure of detailed information about borrowings [line items]
Initiation date																		May 2021
Borrowing capacity																		$ 34,250,000
Description of borrowings																		for the purpose of refinancing the existing indebtedness secured on the ships.
Interest rate basis																		LIBOR
Interest rate																		3.75%
default interest rate																		5.75%
Number of loan tranches																		4	6
Number of repayment installments																			20
Borrowings Frequency Of Periodic Payment																			quarterly
Periodic payment																			$ 1,250,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid																			$ 9,250,000
Borrowings, maturity																		August 2027	May 2026
Proceeds from borrowings, classified as financing activities					$ 34,250,000
Borrowing costs incurred					$ 545,000
Description of collateral held as security and other credit enhancements																		Each borrower must create a reserve fund in the reserve account to meet the anticipated drydocking and special survey fees and expenses for the relevant ship owned by it and (for certain ships) the installation of ballast water treatment system on the ship owned by it by maintaining in the reserve account a minimum credit balance that may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that ship). Amounts must be paid into this reserve account quarterly, Serena Maritime Limited and Salaminia Maritime Limited are required to set aside quarterly payments that aggregate to $900, Argo Maritime Limited is required to set aside quarterly payments that aggregate to $675, and Talisman Limited is required to set aside quarterly payments that aggregate to $315.
CIT Loan Facility [member] | August 2022 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Initiation date																		August 2022
Description of borrowings																		for the purpose of financing vessel Orion Globe and for general corporate and working capital purposes
Proceeds from borrowings, classified as financing activities										$ 18,000,000.0
Borrowing costs incurred										$ 259,000
Borrowings																		$ 52,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts																		$ 18,000,000.0
CIT Loan Facility [member] | August 2023 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Initiation date																		August 2023
Description of borrowings																		for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes
Interest rate basis																		SOFR
Interest rate																		2.70%
default interest rate																		4.70%
Proceeds from borrowings, classified as financing activities									$ 25,000,000.0
Borrowings																		$ 77,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts																		$ 25,000,000.0
Borrowings, adjustment to interest rate basis																		0.10%
Gains (losses) on change in fair value of derivatives																		$ 417,000
CIT Loan Facility [member] | September 2025 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate																		1.95%
Borrowings, maturity																		August 10, 2027
Gains (losses) on change in fair value of derivatives																		$ 461,000
CIT Loan Facility [member] | September 2025 Agreement Tranche F [Member]
Disclosure of detailed information about borrowings [line items]
Number of repayment installments																		5
Borrowings Frequency Of Periodic Payment																		quarterly
Periodic payment																		$ 371,000
Borrowings Periodic Payment Terms Balloon Payment To Be Paid																		$ 891,000
CIT Loan Facility [member] | September 2025 Agreement Tranche G [Member]
Disclosure of detailed information about borrowings [line items]
Number of repayment installments																		5
Borrowings Frequency Of Periodic Payment																		quarterly
Periodic payment																		$ 375,000
CIT Loan Facility [member] | Tranche F [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings Periodic Payment Terms Balloon Payment To Be Paid																		$ 10,500,000
CIT Loan Facility [member] | SWAP Agreement [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis																		LIBOR
Percentage of upfront fee in loan agreement																		1.25%
Marguerite Maritime S A [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis							SOFR									SOFR
Interest rate							2.30%									2.175%
default interest rate							4.30%
Number of repayment installments							20									20
Borrowings Frequency Of Periodic Payment							quarterly									quarterly
Borrowings Periodic Payment Terms Balloon Payment To Be Paid							$ 17,100,000									$ 18,580,000
Proceeds from borrowings, classified as financing activities						$ 22,650,000
Borrowing costs incurred						$ 350,000
Borrowings							23,000,000.0
Periodic Payment							$ 295,000									$ 321,000
Vessel Capacity																64,000
Vessel Delivery date																third quarter of 2026
S K Shipholding S A G L B S M I G H T [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities		$ 2,800,000									$ 25,200,000
Information about sale and leaseback transactions			28.0 million (absolute amount) sale and bareboat back arrangement with SK Shipholding S.A.
Vessel Capacity			64,000
Vessel Delivery date			August 20, 2024
Information about nature of lessee's leasing activities			The Company transferred the legal ownership of the vessel to SK Shipholding S.A. upon delivery of the vessel from the shipyard and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years
Information about lessee's exposure arising from extension options and termination options			The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.8 million
Shankyo Shoji C O Greatsail Shipping S A G L B S M A G I C [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities																				$ 25,000,000.0
Information about sale and leaseback transactions																	25 million (absolute amount) sale and bareboat back arrangement with Shankyo Shoji Co. Ltd. and Greatsail Shipping S.A.
Vessel Capacity																	64,000
Vessel Delivery date																	September 20, 2024
Information about nature of lessee's leasing activities																	The Company transferred the legal ownership of the vessel to the Shankyo Shoji Co. Ltd. And Greatsail Shipping S.A. and chartered the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years
Information about lessee's exposure arising from extension options and termination options																	The Company has an obligation to repurchase the vessel at the end of the ten-year charter period for a purchase price of $15.4
S K Shipholding S A [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities														$ 1,400,000
Borrowings																			$ 27,541,000
Information about sale and leaseback transactions															28.0 million (absolute amount) sale and bareboat back arrangement with SK Shipholding S.A.
Vessel Capacity															64,000
Vessel Delivery date															fourth quarter of 2026
Information about lessee's exposure arising from extension options and termination options															The Company has an obligation to repurchase the vessel at the end of the fifteen-year charter period for a purchase price of $9.4 million